OPERATING EXPENSES	12 Months Ended
Mar. 31, 2023
OPERATING EXPENSES

4. OPERATING EXPENSES

Operating expenses are stated after charging:

	Year Ended March 31,
Group	2023 $	2022 $	2021 $
Director fees including bonus (excluding Chairman’s bonus)	910,403	707,385	278,224
Chairman’s bonus	300,000	-	1,160,347
Auditor’s Remuneration (refer to Note 20) *	454,692	349,665	131,511
Legal and Professional fees	1,432,926	1,143,300	343,422
(Gain)/Loss on disposal of leases	-	(179)	-
FX Gains and losses	99,930	(13,577)	200,061
Depreciation	3,797	2,423	1,512

*	This has been restated for presentational purposes only to include audit-related assurance services in addition to fees payable to the company’s auditors for the audit of the parent company (being OKYO Pharma Limited) and consolidated financial statements. Refer to note 20 where details of auditor’s remuneration has been disclosed. This has no impact on the primary financial statements.